Income Taxes - Summary of Net Deferred Income Tax Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance – beginning of year	$ 10,144	$ 10,539	$ 11,451
Deferred income tax expense (recovery)	399	(181)	(894)
Deferred income tax expense included in other comprehensive loss	1	0	8
Foreign exchange adjustments	(2)	(3)	(26)
Business combinations	(322)	(211)	0
Balance – end of year	$ 10,220	$ 10,144	$ 10,539